Segmentation - Schedule of Net of Depreciation, Amortization Share-Based Compensation, Provisions and Impairments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net of Depreciation, Amortization Share-Based Compensation, Provisions and Impairments [Abstract]
Total Consolidated Assets	$ 29,469,150		$ 21,093,895	$ 20,837,306
Capital Expenditures	$ 224,949	$ 207,697	$ 265,445	$ 155,054